Capital and Reserves (Tables)	12 Months Ended
Dec. 31, 2023
Capital and Reserves
Schedule of Movement of the Shares by Class for Each of the Years Ended
The following table provides detailed information on the movement of the shares by class for each of the years ended December 31, 2023, 2022 and 2021:

(Share units)	“Class A”	“Class B”	“Class E”	“Class F”	Total
Authorized	40,000,000	40,000,000	100,000,000	100,000,000	280,000,000

Outstanding at January 1, 2021	6,342,189	2,178,365	31,157,386	—	39,677,940
Conversions	—	(89,290)	89,290	—	—
Repurchased common stock	—	—	(3,558,093)	—	(3,558,093)
Restricted stock issued – directors	—	—	63,000	—	63,000
Restricted stock units – vested	—	—	48,299	—	48,299
Outstanding at December 31, 2021	6,342,189	2,089,075	27,799,882	—	36,231,146

Restricted stock issued – directors	—	—	57,000	—	57,000
Restricted stock units – vested	—	—	36,410	—	36,410
Outstanding at December 31, 2022	6,342,189	2,089,075	27,893,292	—	36,324,556

Restricted stock issued – directors	—	—	63,000	—	63,000
Restricted stock units – vested	—	—	152,305	—	152,305
Outstanding at December 31, 2023	6,342,189	2,089,075	28,108,597	—	36,539,861

Schedule of Information Regarding Shares Repurchased but not Retired by the Bank and Accordingly Classified as Treasury Stock
The following table presents information regarding shares repurchased but not retired by the Bank and accordingly classified as treasury stock:

	“Class A”		“Class B”		“Class E”		Total
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Outstanding at January 1, 2021	318,140	10,708	689,367	18,711	1,294,390	28,580	2,301,897	57,999
Repurchase of common stock	—	—	—	—	3,558,093	60,079	3,558,093	60,079
Restricted stock issued - directors	—	—	—	—	(63,000)	(1,391)	(63,000)	(1,391)
Restricted stock units - vested	—	—	—	—	(48,299)	(888)	(48,299)	(888)
Outstanding at December 31, 2021	318,140	10,708	689,367	18,711	4,741,184	86,380	5,748,691	115,799

Restricted stock issued - directors	—	—	—	—	(57,000)	(1,039)	(57,000)	(1,039)
Restricted stock units - vested	—	—	—	—	(36,410)	(663)	(36,410)	(663)
Outstanding at December 31, 2022	318,140	10,708	689,367	18,711	4,647,774	84,678	5,655,281	114,097

Restricted stock issued - directors	—	—	—	—	(63,000)	(1,148)	(63,000)	(1,148)
Restricted stock units - vested	—	—	—	—	(152,305)	(2,775)	(152,305)	(2,775)
Outstanding at December 31, 2023	318,140	10,708	689,367	18,711	4,432,469	80,755	5,439,976	110,174